Label	Element	Value
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Real Estate Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

American Century Capital Portfolios, Inc. Prospectus Supplement Global Real Estate Fund
Supplement dated August 1, 2023 ■ Prospectus dated March 1, 2023

The following replaces the Fees and Expenses tables on page 2 of the prospectus:

Shareholder Fees (fees paid directly from your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	5.75%	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	None¹	1.00%	None	None	None	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	I	Y	A	C	R	R5	R6	G
Management Fee	1.11%	0.91%	0.76%	1.11%	1.11%	1.11%	0.91%	0.76%	0.76%
Distribution and Service (12b-1) Fees	None	None	None	0.25%	1.00%	0.50%	None	None	None
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.12%	0.92%	0.77%	1.37%	2.12%	1.62%	0.92%	0.77%	0.77%
Fee Waiver	None	None	None	None	None	None	None	None	0.76%²
Total Annual Fund Operating Expenses After Fee Waiver	1.12%	0.92%	0.77%	1.37%	2.12%	1.62%	0.92%	0.77%	0.01%
[1] Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2] The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

The following replaces the Example section on pages 2 and 3 of the prospectus.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$114	$357	$618	$1,363
I Class	$94	$294	$510	$1,131
Y Class	$79	$246	$428	$955
A Class	$707	$985	$1,283	$2,126
C Class	$216	$665	$1,140	$2,258
R Class	$165	$512	$882	$1,920
R5 Class	$94	$294	$510	$1,131
R6 Class	$79	$246	$428	$955
G Class	$1	$3	$6	$13

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | INVESTOR CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	$ 25
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 114
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	357
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	618
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,363
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | I CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | Y CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 955
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | A CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.37%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 707
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	985
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,283
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,126
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | C CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.12%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	665
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,140
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,258
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | R CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.11%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.62%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	512
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	882
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,920
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | R5 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.91%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.92%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.92%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 94
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	294
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	510
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,131
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | R6 CLASS
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 955
American Century Capital Portfolios, Inc. | GLOBAL REAL ESTATE FUND | G Class
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.77%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.76%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 1
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	3
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	6
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 13

[1]	Purchases of $1 million or more may be subject to a contingent deferred sales charge of 1.00% if the shares are redeemed within one year of the date of the purchase.
[2]	The advisor has agreed to waive the G Class’s management fee in its entirety. The advisor expects this fee waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.